NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
NON-CONTROLLING INTERESTS.
NON-CONTROLLING INTERESTS

21. NON-CONTROLLING INTERESTS

The details of non-controlling interests are as follows:

	2023	2024
Non-controlling interests in net assets of subsidiaries:
Telkomsel	11,016	10,949
Mitratel	9,101	8,435
Others (each below Rp100 billion)	542	874
Total	20,659	20,258

	2022	2023	2024
Non-controlling interests in profit (loss) of subsidiaries:
Telkomsel	6,476	7,096	6,454
Mitratel	504	568	595
Others	4	(23)	65
Total	6,984	7,641	7,114

Material partly-owned subsidiaries

The non-controlling interests which are considered material to the Company are the non-controlling interests in Telkomsel and Mitratel. On December 31, 2024 and 2023, the non-controlling interest in Telkomsel holds 30.10% and Mitratel holds 28.16%.

The summarized financial information of Telkomsel and Mitratel are provided below. These information are based on amounts before intercompany eliminations and adjustments.

Summarized statements of financial position:

	Telkomsel		Mitratel
	2023	2024	2023	2024
Current assets	20,505	19,374	3,420	3,446
Non-current assets	91,871	97,591	53,576	54,684
Current liabilities	(39,743)	(40,986)	(11,077)	(12,292)
Non-current liabilities	(42,251)	(45,194)	(11,900)	(12,466)
Total equity	30,382	30,785	34,019	33,372
Attributable to:
Owners of the parent company	19,366	19,836	24,918	24,937
Non-controlling interests	11,016	10,949	9,101	8,435

Summarized statements of profit or loss and other comprehensive income:

	Telkomsel			Mitratel
	2022	2023	2024	2022	2023	2024
Revenues	89,039	102,372	113,340	7,729	8,595	9,217
Operation expenses	(59,332)	(71,819)	(83,768)	(4,567)	(4,949)	(5,050)
Other expenses – net	(5,375)	(2,280)	(2,136)	(1,195)	(1,501)	(1,899)
Profit before income tax	24,332	28,273	27,436	1,967	2,145	2,268
Income tax expense – net	(5,805)	(6,418)	(5,369)	(175)	(128)	(156)
Profit for the year	18,527	21,855	22,067	1,792	2,017	2,112
Other comprehensive income (loss) – net	145	78	355	(1)	2	1
Total comprehensive income for the year	18,672	21,933	22,422	1,791	2,019	2,113

Attributable to non-controlling interests	6,476	7,096	6,454	504	568	595
Dividends paid to non-controlling interests	9,784	9,267	6,627	272	484	407

Summarized statements of cash flows:

	Telkomsel			Mitratel
	2022	2023	2024	2022	2023	2024
Operating	42,970	41,693	38,939	6,020	5,162	6,632
Investing	(8,652)	(14,302)	(14,932)	(10,893)	(6,504)	(3,490)
Financing	(30,783)	(28,601)	(25,631)	(7,921)	(4,118)	(3,436)
Net increase (decrease) in cash and cash equivalents	3,535	(1,210)	(1,624)	(12,794)	(5,460)	(294)